Stock-Based Compensation - Summary of Deferred Share Units Plan (Detail) (Deferred Share Units [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	332,221	357,740
Number of PSUs\DSUs\RSUs, granted	58,460	76,035
Number of PSUs\DSUs\RSUs units, in lieu of dividends	2,572	4,145
Number of PSUs, forfeited	(711)	(2,372)
Number of DSUs redeemed	(84,095)	(103,327)
Ending Balance	308,447	332,221